TRADE AND OTHER PAYABLES (Details) - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
Trade And Other Payables Details
Trade Payables	$ 99,112	$ 119,013
Accrued Liabilities	68,000	31,200
Total Trade and other payable	$ 167,112	$ 150,213